Other income (expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Income Expense [Abstract]
Foreign exchange gains (losses)	$ 446	$ 13,891
Government assistance	21,209	37,347
Other	(302)	202
Total other income (expense)	$ 21,353	$ 51,440